Bank borrowings	12 Months Ended
Mar. 31, 2022
Bank borrowings
Bank borrowings
Bank borrowings
20.	Bank borrowings

Bank borrowings are analyzed as follows:

	As of March 31
	2021	2022

	(in millions of RMB)
Current portion:
Short-term other borrowings (i)	3,606	8,841
Non-current portion:
US$4.0 billion syndicated loan denominated in US$ (ii)	26,153	25,331
Long-term other borrowings (iii)	12,182	12,913
	38,335	38,244

(i)	As of March 31, 2021 and 2022, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 0.6% to 12.5% and 0.6% to 12.5% per annum, respectively. As of March 31, 2021 and 2022, the weighted average interest rate of these borrowings was 2.9% and 2.8% per annum, respectively. The borrowings are primarily denominated in RMB or HK$.
(ii)	As of March 31, 2021 and 2022, the Company had a US$4.0 billion syndicated loan, which was entered into with a group of eight lead arrangers. The loan was priced at 85 basis points over LIBOR and will mature in May 2024. Certain related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company. The proceeds of the loan were used for general corporate and working capital purposes (including acquisitions).
(iii)	As of March 31, 2021 and 2022, the Company had long-term borrowings from banks with weighted average interest rates of 4.3% and 4.1% per annum, respectively. The borrowings are primarily denominated in RMB.

Certain other bank borrowings are collateralized by a pledge of certain buildings and property improvements, construction in progress and land use rights in the PRC with carrying values of RMB18,365 million and RMB19,617 million, as of March 31, 2021 and 2022, respectively. As of March 31, 2022, the Company is in compliance with all covenants in relation to bank borrowings.

20.  Bank borrowings (Continued)

In April 2017, the Company obtained a revolving credit facility provided by certain financial institutions for an amount of US$5.15 billion, which has not yet been drawn down. The interest rate on any outstanding utilized amount under this credit facility was calculated based on LIBOR plus 95 basis points. This facility is reserved for general corporate and working capital purposes (including acquisitions). In June 2021, the terms of this credit facility were amended and the amount of the credit facility was increased to US$6.5 billion. The expiration date of the credit facility was extended to June 2026. Under the amended terms of the credit facility, the interest rate on any outstanding utilized amount will be calculated based on LIBOR plus 80 basis points.

As of March 31, 2022, the borrowings will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	8,841
Between 1 to 2 years	732
Between 2 to 3 years	27,960
Between 3 to 4 years	2,791
Between 4 to 5 years	1,907
Beyond 5 years	4,921
47,152